Expense Example - VanEck Data Center Supply Chain ETF - VanEck Data Center Supply Chain ETF Class	Jun. 01, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160